Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-sixth of one redeemable warrant
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.50
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Includes 4,500,000 units, consisting of 4,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

This registration fee is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the “Securities Act”), in the amount of the filing fee previously paid, as permitted by Instruction 2.A.iv to the Calculations of Filing Fee Tables of Form S-1 (the “Instruction”). On August 29, 2025, the Registrant paid a registration fee of $56,670.93 in connection with the initial filing of the Registration Statement on Form S-1 to which this filing fee table pertains (the “Registration Statement”). In accordance with the Instruction, because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of the Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one or more registered classes and decrease the amount of securities of one or more registered classes, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 66,125,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,123.74
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends or similar transactions.

This registration fee is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid as set forth in Table 2, as permitted by the Instruction. On August 29, 2025, the Registrant paid a registration fee of $56,670.93 in connection with the initial filing of the Registration Statement. In accordance with the Instruction, because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of the Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one or more registered classes and decrease the amount of securities of one or more registered classes, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.01
Amount of Registration Fee	$ 0.00
Offering Note	On August 29, 2025, the Registrant paid a registration fee of $56,670.93 in connection with the initial filing of the Registration Statement. In accordance with the Instruction, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement. The offset claimed is listed under “Total Fees Previously Paid.”